Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 24, 2012
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 25, 2012
Scout Low Duration Bond Fund (Prospectus Summary) | Scout Low Duration Bond Fund | Scout Low Duration Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCLDX